Accounting Changes	12 Months Ended
Dec. 31, 2012
Accounting Changes
Accounting Changes

Note B.

Accounting Changes

Standards Implemented

In February 2013, the Financial Accounting Standards Board (FASB) issued additional guidance regarding reclassifications out of AOCI. The new guidance requires entities to report the effect of significant reclassifications out of AOCI on the respective line items in net income unless the amounts are not reclassified in their entirety to net income. For amounts that are not required to be reclassified in their entirety to net income in the same reporting period, entities are required to cross-reference other disclosures that provide additional detail about those amounts. For the company, new guidance is effective prospectively for all interim and annual periods beginning January 1, 2013 with early adoption permitted. The company elected to early adopt the guidance. There was no impact in the consolidated financial results as the guidance related only to additional disclosures. See note L, “Equity Activity,” on pages 107 to 110 for further information.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived intangible asset is impaired, entities must perform the quantitative impairment test. Otherwise, the quantitative test is optional. The amended guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The company elected to adopt this guidance for its 2012 impairment testing of indefinite-lived intangible assets performed in the fourth quarter. There was no impact in the consolidated financial results.

In May 2011, the FASB issued amended guidance and disclosure requirements for fair value measurements. These changes were effective January 1, 2012 on a prospective basis. These amendments did not have a material impact in the consolidated financial results.

In September 2011, the FASB issued additional disclosure requirements for entities which participate in multi-employer pension plans. The purpose of the new disclosures was to provide financial statement users with information about an employer’s level of participation in these plans and the financial health of significant plans. The new disclosures were effective beginning with the full year 2011 financial statements. The company does not participate in any material multi-employer plans. There was no impact in the consolidated financial results as the changes relate only to additional disclosures.

In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) is optional. The guidance was effective January 1, 2012 with early adoption permitted. The company adopted this guidance for the 2011 goodwill impairment test. There was no impact in the consolidated financial results.

In June 2011, the FASB issued amended disclosure requirements for the presentation of OCI and AOCI. OCI is comprised of costs, expenses, gains and losses that are included in comprehensive income but excluded from net income, and AOCI comprises the aggregated balances of OCI in equity. The amended guidance eliminated the option to present period changes in OCI as part of the Statement of Changes in Equity. Under the amended guidance, all period changes in OCI are to be presented either in a single continuous statement of comprehensive income, or in two separate, but consecutive financial statements. Only summary totals are to be included in the AOCI section of the Statement of Changes in Equity. In December 2011, the FASB deferred the requirement to present reclassifications from AOCI on the face of the Consolidated Statement of Earnings. The changes were effective January 1, 2012 with early adoption permitted. The company adopted the two statement approach effective with its full year 2011 financial statements. There was no impact in the consolidated financial results as the amendments related only to changes in financial statement presentation.

In December 2010, the FASB issued amended guidance to clarify the acquisition date that should be used for reporting pro-forma financial information for business combinations. If comparative financial statements are presented, the pro-forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been completed as of the beginning of the comparable prior annual reporting period. The amendments in this guidance were effective on a prospective basis for business combinations for which the acquisition date was on or after January 1, 2011. There was no impact in the consolidated financial results as the amendments relate only to additional disclosures. In addition, the company has had no acquisitions which required pro-forma financial information.

In December 2010, the FASB issued amendments to the guidance on goodwill impairment testing. The amendments modified step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In making that determination, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The amendments were effective January 1, 2011 and did not have an impact in the consolidated financial results.

In July 2010, the FASB issued amendments to the disclosure requirements about the credit quality of financing receivables and the allowance for credit losses. The purpose of the additional disclosures was to enable users of financial statements to better understand the nature of credit risk inherent in an entity’s portfolio of financing receivables and how that risk is analyzed. For end-of-period balances, the new disclosures were required to be made in all interim and annual periods ending on or after December 15, 2010. For activity during a reporting period, the disclosures were required to be included in all interim and annual periods after January 1, 2011. In January 2011, the FASB temporarily deferred the disclosures regarding troubled debt restructurings which were included in the requirements of this amendment. Subsequently, in April 2011, the FASB issued additional guidance and clarifications to help creditors in determining whether a creditor has granted a concession, and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance and the previously deferred disclosures were effective July 1, 2011 applied retrospectively to January 1, 2011. Prospective application was required for any new impairments identified as a result of this guidance. These changes did not have a material impact in the consolidated financial results.

In January 2010, the FASB issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures should be disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. In addition, significant transfers between Levels 1 and 2 of the fair value hierarchy are required to be disclosed. These additional requirements were effective January 1, 2010 for quarterly and annual reporting. These amendments did not have an impact in the consolidated financial results as this guidance relates only to additional disclosures. Certain disclosure requirements relating to fair value measurements using significant unobservable inputs (Level 3) were deferred until January 1, 2011. These additional requirements also did not have an impact in the consolidated financial results as they related only to additional disclosures.